)

PRINCETON PREMIUM FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021

Principal Amount ($)				Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 89.2%
	U.S. TREASURY BILLS — 89.2%
13,000,000	United States Treasury Bill(a)(f)			0.000	01/06/22	$ 13,000,000
7,500,000	United States Treasury Bill(a)(f)			0.000	01/13/22	7,499,979
5,000,000	United States Treasury Bill(a)(f)			0.000	01/20/22	4,999,982
5,000,000	United States Treasury Bill(a)(f)			0.000	01/27/22	4,999,925
5,000,000	United States Treasury Bill(a)(f)			0.000	02/03/22	4,999,892
7,000,000	United States Treasury Bill(a)(f)			0.000	02/10/22	6,999,797
5,000,000	United States Treasury Bill(a)(f)			0.000	02/17/22	4,999,844
7,000,000	United States Treasury Bill(a)(f)			0.000	02/24/22	6,999,773
8,000,000	United States Treasury Bill(a)(f)			0.000	03/03/22	7,999,443
8,000,000	United States Treasury Bill(a)(f)			0.000	03/10/22	7,999,450
10,000,000	United States Treasury Bill(a)(f)			0.000	03/17/22	9,998,981
10,000,000	United States Treasury Bill(a)(f)			0.000	03/24/22	9,998,867
10,000,000	United States Treasury Bill(a)			0.000	03/31/22	9,998,848
						100,494,781
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $100,494,441)					100,494,781

Shares						Fair Value
	SHORT-TERM INVESTMENT — 4.8%
	MONEY MARKET FUND - 4.8%
5,400,303	First American Government Obligations Fund, Class X, 0.03% (Cost $5,400,303)(b)					5,400,303

Contracts(c)
	INDEX OPTIONS PURCHASED - 0.0% (d)	Broker/Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	PUT OPTIONS PURCHASED - 0.0%(d)
1,171	S&P 500 INDEX SPXW US 01/07/22 P4025	IB	01/07/2022	$ 4,025	$ 471,327,500	$ 20,493
1,171	S&P 500 INDEX SPXW US 01/07/22 P4060	IB	01/07/2022	4,060	475,426,000	20,493
	TOTAL PUT OPTIONS PURCHASED (Cost - $125,926)					40,986

	TOTAL INDEX OPTIONS PURCHASED (Cost - $125,926)					40,986

	TOTAL INVESTMENTS - 94.0% (Cost $106,020,670)					$ 105,936,070
	PUT OPTIONS WRITTEN - 0.0% (Proceeds - $156,318)					(70,261)
	OTHER ASSETS IN EXCESS OF LIABILITIES- 6.0%					6,804,823
	NET ASSETS - 100.0%					$ 112,670,632

PRINCETON PREMIUM FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Contracts(c)
	WRITTEN INDEX OPTIONS - 0.0% (e)	Counterparty	Expiration Date	Exercise Price	Notional Value	Fair Value
	PUT OPTIONS WRITTEN - 0.0%(e)
1,171	S&P 500 INDEX SPXW US 01/07/22 P4125	IB	01/07/2022	$ 4,125	$ 483,037,500	$ 32,203
1,171	S&P 500 INDEX SPXW US 01/07/22 P4160	IB	01/07/2022	4,160	487,136,000	38,058
	TOTAL PUT OPTIONS WRITTEN (Proceeds - $156,318)					70,261

	TOTAL INDEX OPTIONS WRITTEN (Proceeds - $156,318)					$ 70,261

IB	Interactive Brokers

(a)	Zero coupon bond.
(b)	Rate disclosed is the seven day effective yield as of December 31, 2021.
(c)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
(d)	Percentage rounds to less than 0.1%.
(e)	Percentage rounds to greater than (0.1%).
(f)	All or a portion of these investments are segregated as collateral for option contracts. The amount of pledged securities collateral amounted to $89,495,540.